LONG-TERM FINANCIAL DEBT (Details)																								1 Months Ended				12 Months Ended
		Feb. 11, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 29, 2016 USD ($)	Dec. 15, 2015 USD ($)	Sep. 17, 2015 USD ($) Installment	Dec. 20, 2013 USD ($) Tranche Installment Advance	Oct. 11, 2013 USD ($)	Jul. 10, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 26, 2013 USD ($)	Jun. 10, 2013 USD ($)	May. 31, 2013 USD ($)	Mar. 28, 2013 USD ($)	Jan. 23, 2013 USD ($)	Jan. 18, 2013 USD ($) Tranche	Oct. 29, 2012 USD ($)	Dec. 23, 2010 USD ($)	Dec. 09, 2010 USD ($) Installment Advance	Aug. 20, 2009 USD ($) Installment	Oct. 31, 2007 USD ($) Installment	Dec. 28, 2006 USD ($)	Jan. 17, 2006 USD ($)	Jan. 31, 2014 USD ($) Installment	Sep. 30, 2013 USD ($) Installment	Jun. 30, 2013 USD ($)	Jan. 31, 2013 USD ($) Installment	Dec. 31, 2015 USD ($) Director Vessel Tranche Quarter	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) Vessel	Dec. 31, 2008 USD ($) Installment	Dec. 31, 2007 USD ($)	Sep. 18, 2015 USD ($)	Jun. 03, 2015 USD ($)	Jan. 24, 2014 USD ($)	Dec. 30, 2013	Oct. 02, 2013 USD ($)	Jan. 24, 2013 USD ($)	Oct. 22, 2012 USD ($)	Aug. 01, 2012 USD ($)	May. 21, 2012 USD ($)	Mar. 31, 2012 USD ($)	Nov. 28, 2008 USD ($)	Sep. 15, 2008 USD ($)	Jun. 24, 2008 USD ($)	Nov. 30, 2007 USD ($)	Jan. 29, 2007 USD ($)	Nov. 24, 2004 USD ($)
Debt Instrument [Line Items]
Nominal value, Current	[1]																											$ 463,548,000	$ 32,929,000
Nominal value, Noncurrent																												0	433,105,000
Total																												463,548,000	466,034,000
Aggregate annual future payments due to long-term financial debt [Abstract]
2016																												88,303,000
2017																												63,455,000
2018																												36,634,000
2019																												18,884,000
2020																												22,023,000
Thereafter																												233,407,000
Long term debt, gross																												462,706,000
Unamortized debt premium, net																												842,000	960,000
Long-term financial debt																												375,245,000
Restricted cash																												12,251,000	12,718,000
Restricted net assets of subsidiaries																												121,000,000
Detailed Information of Debt Instruments [Abstract]
Outstanding at the date of settlement paid																												33,760,000	32,253,000	$ 31,075,000
Financial loss on extinguishment of debt																												0	0	(5,518,000)
Revolving Credit Facility [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																			$ 8,750,000	$ 20,000,000
Maximum borrowing capacity													$ 40,000,000
Quarterly change in commitment													1,250,000
Annual change in commitment													$ 5,000,000
Variable rate basis													LIBOR
Basis spread on variable rate													3.00%
Outstanding balance during March 2016																												1,250,000
Outstanding balance during June 2016																												1,250,000
Commitment fee percentage													1.95%
Outstanding borrowings																												0
Remaining borrowing capacity																												32,500,000
Balloon payment																												$ 25,000,000
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
Minimum [Member] | Revolving Credit Facility [Member]
Detailed Information of Debt Instruments [Abstract]
Average monthly cash balance																												$ 20,000,000
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1],[2]																											225,842,000
Nominal value, Noncurrent	[2]																											0
Total	[2]																											225,842,000	225,960,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument												$ 200,000,000																$ 225,000,000											$ 225,000,000
Interest rate																												8.875%											104.50%
Additional aggregate principal amount																																					$ 25,000,000		$ 25,000,000
Number of independent director | Director																												2
Redemption price as percentage of principal amount																												100.00%
Fixed price, percentage																												106.656%
Percentage of principal amount redeemed before June 15, 2016																												35.00%
Percentage of principal amount as redemption value for notes before June 15, 2016																												108.875%
Percentage of principal amount outstanding after redemption																												65.00%
Repurchase price percentage																												101.00%
Percentage of senior notes exchangeable																																					100.00%	100.00%
Percentage of aggregate principal amount of notes																												25.00%
Interest payment due					$ 10,000,000
Payment period					30 days
Percentage of notes outstanding																												100.00%
Net book value of asset pledged																												$ 156,900,000
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Subsequent Event [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument		$ 223,348,000
Redemption price as percentage of principal amount		99.27%
Forbearance fee				$ 2,000,000
Percentage of notes outstanding		99.27%
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Pushboats [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																												15
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Oceangoing Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																												4
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | River Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																												345
UP Offshore Apoio, DVB AG, Through 2016 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																							$ 15,000,000
Number of tranches | Tranche																												2
Up Offshore Apoio DVB SE, Through 2016 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											$ 4,150,000
Nominal value, Noncurrent																												0
Total																												4,150,000	5,050,000
Up Offshore Apoio DVB SE, Through 2016 [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																							$ 13,000,000
Variable rate basis													LIBOR
Basis spread on variable rate													1.20%
Term of note																							120 months
Debt instrument, periodic payment																							$ 75,000
Balloon payment																							4,000,000
Up Offshore Apoio DVB SE, Through 2016 [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																							$ 2,000,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											21,050,000
Nominal value, Noncurrent																												0
Total																												$ 21,050,000	25,350,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																						$ 61,306,000
Repayment of senior notes										$ 4,137,500				$ 4,137,500
Variable rate basis																						LIBOR
Basis spread on variable rate																						1.20%						3.50%
Balloon payment																						$ 17,300,000
Proceeds from debt																															$ 8,275,000
Minimum consolidated debt service coverage ratio																												1.5
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Variable rate basis																												LIBOR
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment																						1,075,000
Average monthly cash balance																												$ 20,000,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment																						$ 1,325,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											7,000,000
Nominal value, Noncurrent																												0
Total																												$ 7,000,000	9,000,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																					$ 25,000,000
Variable rate basis																					LIBOR
Basis spread on variable rate																					1.50%
Balloon payment																					$ 5,000,000
Re-borrowed amount																																										$ 10,000,000
Number of installments of $750 | Installment																					8
Installment amount for first two years of debt instrument																					$ 750,000
Number of installments of $500 | Installment																					24
Installment amount for years three through eight of debt instrument																					$ 500,000
Number of installments of $250 | Installment																					8
Installment amount for years nine and ten of debt instrument																					$ 250,000
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
UP Offshore (Bahamas) Ltd., DVB SE, Through 2017 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Average monthly cash balance																												$ 20,000,000
UP Offshore Apoio, BNDES, Through 2027 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											12,488,000
Nominal value, Noncurrent																												0
Total																												$ 12,488,000	13,598,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument											$ 16,820,000									$ 18,730,000
Interest rate																				3.00%
Term of note											4 years									17 years
Debt instrument, periodic payment																				$ 93,000
Number of installments | Installment																				204
Financing fee percentage																												1.75%
Annual commission fee percentage																												1.48%
Annual commission fee in second year, percentage																												1.40%
Annual commission fee in third year, percentage																												1.30%
Annual commission fee in fourth year, percentage																												1.20%
Minimum consolidated debt service coverage ratio																												1.5
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
UP Offshore Apoio, BNDES, Through 2027 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Average monthly cash balance																												$ 20,000,000
UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											24,166,000
Nominal value, Noncurrent																												0
Total																												$ 24,166,000	27,500,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																			$ 40,000,000
Variable rate basis																			LIBOR
Basis spread on variable rate																			3.00%
Debt instrument, periodic payment																			$ 417,000
Balloon payment																			$ 6,667,000
Number of installments | Installment																			32
Number of advances | Advance																			2
Single amount of advances, maximum																			$ 20,000,000
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Average monthly cash balance																												$ 20,000,000
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											44,457,000
Nominal value, Noncurrent																												0
Total																												$ 44,457,000	51,495,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																$ 84,000,000
Number of tranches | Tranche																4
Percentage of collateral to loan balance																60.00%
Minimum consolidated debt service coverage ratio																												1.5
Minimum consolidated debt service coverage ratio quarter two																												1.05
Minimum consolidated debt service coverage ratio quarter three																												1.15
Minimum consolidated debt service coverage ratio thereafter																												1.30
Maximum period for cash in demand deposit and time deposit accounts held in entity's name																												6 months
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																											$ 21,000,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Debt instrument, periodic payment																											521,000
Balloon payment																											10,425,000
Proceeds from debt																											$ 20,850,000
Number of installments | Installment																											20
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument														21,000,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Debt instrument, periodic payment																									$ 516,000	$ 139,000
Balloon payment																									$ 10,275,000
Proceeds from debt										$ 15,500,000				$ 5,000,000
Number of installments | Installment																									17
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche C [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument								$ 21,000,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Debt instrument, periodic payment																								$ 642,000
Balloon payment																								$ 10,275,000
Proceeds from debt								$ 20,550,000
Number of installments | Installment																								16
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche D [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																$ 21,000,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Cancelation of part commitment in Tranche																$ 21,000,000
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Average monthly cash balance																												$ 20,000,000
Linford Trading Inc., DVB NV and NIBC [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											28,661,000
Nominal value, Noncurrent																												0
Total																												$ 28,661,000	28,800,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							$ 38,400,000
Commitment fee percentage							1.50%
Number of tranches | Tranche							2
Debt instrument, periodic payment							$ 400,000
Balloon payment						$ 1,045,000	$ 4,800,000
Number of installments | Installment							28
Number of advances | Advance							2
Percentage of collateral to loan balance							60.00%
Minimum employment period							3 years
Reduced basis spread on variable rate																												3.25%
Percentage of minimum consolidated debt service coverage ratio quarter two																												105.00%
Percentage of minimum consolidated debt service coverage ratio quarter three																												115.00%
Percentage of minimum consolidated debt service coverage ratio thereafter																												130.00%
Average monthly cash balance																												$ 20,000,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							$ 19,200,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member] | First Advance [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum																												$ 16,000,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member] | Second Advance [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment						$ 138,000
Number of installments | Installment						12
Single amount of advances, maximum																												$ 3,200,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							$ 19,200,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												4.00%
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member] | First Advance [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum																												$ 16,000,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member] | Second Advance [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment						$ 55,000
Number of installments | Installment						9
Single amount of advances, maximum																												3,200,000
Ingatestone Holdings Inc. DVB SE and NIBC [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																									$ 42,000,000
Financial loss on extinguishment of debt																														$ (619,000)
Proceeds from debt																	$ 20,850,000
Prepayment amount of loan																																								$ 20,850,000
Stanyan Shipping Inc., Natixis, Through 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											3,146,000
Nominal value, Noncurrent																												0
Total																												3,146,000	$ 4,730,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross																												$ 3,146,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																																	$ 13,616,000
Interest rate																												6.38%
Maturity date																												Feb. 28, 2017
Net book value of asset pledged																												$ 4,535,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												1.20%
Debt instrument, periodic payment																																		$ 227,000
Balloon payment																																		$ 2,687,000
Percentage of collateral to loan balance																																		125.00%
Weighted average interest rate																												1.47%	1.43%	1.49%
Prepayment amount of loan																																											$ 1,849,000
Term of contract																																		12 months
Stanyan Shipping Inc., Natixis, Through 2017 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Interest rate																												0.00%
Stanyan Shipping Inc., Natixis, Through 2017 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Interest rate																												0.00%
Stanyan Shipping Inc., Natixis, Through 2017 [Member] | Alejandrina [Member]
Detailed Information of Debt Instruments [Abstract]
Total sale price			$ 4,900,000
Outstanding at the date of settlement paid			$ 2,921,000
Hallandale Commercial Corp., Nordea [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																																$ 20,200,000
Maturity date																												Apr. 15, 2013
Repayment of senior notes																												$ 5,252,000
Variable rate basis																												LIBOR
Basis spread on variable rate																												1.25%
UABL Paraguay S.A., IFC, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											$ 16,304,000
Nominal value, Noncurrent																												0
Total																												16,304,000	$ 18,478,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																														$ 25,000,000
Installment amount for first nine payments																																	$ 1,087,000
Number of installments of $1,087 | Installment																																	9
Installment amount for last eight payments																																	$ 1,902,000
Number of installments of $1,902 | Installment																																	8
UABL Paraguay S.A., OFID, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											9,782,000
Nominal value, Noncurrent																												0
Total																												9,782,000	11,087,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																													$ 15,000,000
Basis spread on variable rate																																	3.25%
Installment amount for first nine payments																																	$ 652,000
Installment amount for last eight payments																																	$ 1,141,000
Number of installments of $652 | Installment																																	9
Number of installments of $1,141 | Installment																																	8
UABL Paraguay S.A., OFID, Through 2020 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate																																	1.875%
UABL Paraguay S.A., OFID, Through 2020 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate																																	3.25%
UABL Barges and Others, IFC, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											22,826,000
Nominal value, Noncurrent																												0
Total																												22,826,000	25,868,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																														$ 35,000,000
Installment amount for first nine payments																																	$ 1,522,000
Installment amount for last eight payments																																	$ 2,663,000
Number of installments of $1,522 | Installment																																	9
Number of installments of $2,663 | Installment																																	8
UABL Barges and Others, IFC, Through 2020 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate																																	1.875%
UABL Barges and Others, IFC, Through 2020 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate																																	3.25%
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											9,706,000
Nominal value, Noncurrent																												0
Total																												9,706,000	11,471,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																$ 15,000,000
Variable rate basis																														LIBOR
Basis spread on variable rate																														3.65%
Debt instrument, periodic payment																														$ 882,000
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Pushboats [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																																9
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																																64
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Re-bottoming Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels | Vessel																																50
UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											6,470,000
Nominal value, Noncurrent																												0
Total																												6,470,000	7,647,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																$ 10,000,000
Variable rate basis																														LIBOR
Basis spread on variable rate																														3.65%
Debt instrument, periodic payment																														$ 588,000
Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																																		$ 180,000,000
Interest rate																																																		9.00%
Redemption price as percentage of principal amount												100.00%
Percentage of notes outstanding												100.00%
Repayment of senior notes									$ 180,000,000
Financial loss on extinguishment of debt																														(1,733,000)
Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																		$ 80,000,000
Interest rate																		7.25%
Maturity date																		Jan. 15, 2017
Repayment of senior notes															$ 80,000,000
Financial loss on extinguishment of debt																														$ (2,821,000)
Outstanding principal amount of 2017 Senior Convertible Notes																													$ 80,000,000
UP Offshore (Bahamas) Ltd., DVB AG [Member]
Debt Instrument [Line Items]
Total																												169,472,000
Detailed Information of Debt Instruments [Abstract]
Net book value of asset pledged																												$ 263,600,000
Number of quarters | Quarter																												4
Required net income																												50.00%
Required available cash per financial covenants																												$ 5,000,000
Required equity ratio per financial covenants																												30.00%
Required equity per financial covenants																												$ 75,000,000
Required ratio of consolidated EBITDA to consolidated debt service																												1.5
Weighted average interest rate																												3.55%	3.70%	3.50%
Term of contract																												12 months
Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]
Debt Instrument [Line Items]
Total																																												$ 17,250,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross																															18,975,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																															$ 93,600,000
Repayment of senior notes																														$ 18,975,000
Financial loss on extinguishment of debt																													$ (940,000)	$ (345,000)
Proceeds from debt																															6,825,000
Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Total																																												$ 34,500,000
Ultrapetrol (Bahamas) Ltd [Member]
Detailed Information of Debt Instruments [Abstract]
Number of quarters | Quarter																												4
Required available cash per financial covenants																												$ 20,000,000
Required equity ratio per financial covenants																												20.00%
Required equity per financial covenants																												$ 150,000,000
Loan to value ratio, minimum																												1.33
Loan to value ratio, maximum																												1.67
Ingatestone Holdings Inc. DVB AG [Member]
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross																															13,800,000
Detailed Information of Debt Instruments [Abstract]
Prepayment amount of loan																															10,275,000
Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross																															5,175,000
Detailed Information of Debt Instruments [Abstract]
Prepayment amount of loan																															$ 12,075,000
UABL Paraguay and Riverpar S.A., OFID and IFC [Member]
Debt Instrument [Line Items]
Total																												$ 65,088,000
Detailed Information of Debt Instruments [Abstract]
Net book value of asset pledged																												$ 61,800,000
Required historical debt service coverage ratio																												1.3
Loan to value ratio, minimum																												1.6
Loan to value ratio, maximum																												3.0
Weighted average interest rate																												3.60%	3.30%	4.40%
Required debt to equity ratio per financial covenants																												1.4
Required current ratio per financial covenants																												1.0
UP Offshore Ltda., DVB SE, Through 2016 [Member]
Debt Instrument [Line Items]
Nominal value, Current	[1]																											$ 27,500,000
Nominal value, Noncurrent																												0
Total																												$ 27,500,000	$ 0

[1]	Includes 375,245 of long term financial debt classified as current as explained below.
[2]	Includes unamortized debt premium of $842 and $960 at December 31, 2015 and 2014, respectively.